FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICIES
                  ISSUED BY METROPOLITAN LIFE INSURANCE COMPANY
                        SUPPLEMENT DATED FEBRUARY 1, 2004
                                       To
                          PROSPECTUS DATED MAY 1, 2003

This supplements the information contained in the prospectus (``Prospectus'') for Flexible Premium Variable Life Insurance Policies, dated May 1, 2003. You should keep this February 1, 2004 Supplement to the Prospectus for future reference.

1.   Footnote 2 on page 8 of the Prospectus is replaced with the following:

     (2) For Policies issued on or after February 1, 2004 with the Enhanced Cash Surrender Value Rider, if you request a full cash withdrawal during the first ten Policy years, we will refund (a) part of the cumulative charges we have deducted from your premium payments and (b) part of the cost of term insurance we have deducted in the current Policy year, as shown in Table A below. However, we will not pay this refund if the full cash withdrawal is related to an exchange pursuant to Section 1035 of the Internal Revenue Code.

     For Policies issued with the Enhanced Cash Surrender Value Rider and issued on or after November 23, 2001 and prior to February 1, 2004 or in connection with certain employer sponsored plans effective during that period, if you request a full cash withdrawal during the first seven Policy years, we will refund (a) part of the cumulative charges we have deducted from your premium payments and (b) part of the cost of term insurance we have deducted in the current Policy year, as shown in Table B below. However, we will not pay this refund if the full cash withdrawal is related to an exchange pursuant to Section 1035 of the Internal Revenue Code.

                                 Table A
----------------------   -----------------------   ----------------------------
                                                            Portion of
                                                           Cost of Term
                                                    Insurance Charges Deducted
                                Portion of            during Policy Year of
    Policy Year of          Cumulative Premium         Full Cash Withdrawal
 Full Cash Withdrawal    Charges to be Refunded*         to be Refunded**
----------------------   -----------------------   ----------------------------
          1                       100%                          95%
----------------------   -----------------------   ----------------------------
          2                        95%                          85%
----------------------   -----------------------   ----------------------------
          3                        90%                          75%
----------------------   -----------------------   ----------------------------
          4                        85%                          65%
----------------------   -----------------------   ----------------------------
          5                        80%                          55%
----------------------   -----------------------   ----------------------------
          6                        75%                          45%
----------------------   -----------------------   ----------------------------
          7                        70%                          35%
----------------------   -----------------------   ----------------------------
          8                        65%                          25%
----------------------   -----------------------   ----------------------------
          9                        60%                          15%
----------------------   -----------------------   ----------------------------
          10                       55%                           5%
----------------------   -----------------------   ----------------------------
     11 and later                 None                         None
----------------------   -----------------------   ----------------------------


                                 Table B
----------------------   -----------------------   ----------------------------
                                                            Portion of
                                                           Cost of Term
                                                    Insurance Charges Deducted
                                Portion of            during Policy Year of
    Policy Year of          Cumulative Premium         Full Cash Withdrawal
 Full Cash Withdrawal    Charges to be Refunded*         to be Refunded**
----------------------   -----------------------   ----------------------------
          1                       100%                          75%
----------------------   -----------------------   ----------------------------
          2                        90%                          50%
----------------------   -----------------------   ----------------------------
          3                        75%                          25%
----------------------   -----------------------   ----------------------------
          4                        60%                         None
----------------------   -----------------------   ----------------------------
          5                        45%                         None
----------------------   -----------------------   ----------------------------
          6                        30%                         None
----------------------   -----------------------   ----------------------------
          7                        15%                         None
----------------------   -----------------------   ----------------------------
     8 and later                  None                         None
----------------------   -----------------------   ----------------------------

* The percent shown is applied to the cumulative sales, tax, and administrative charges deducted from your premium.

** The percent shown is applied to the cost of term insurance charges deducted during the Policy year in which the full cash withdrawal occurs.

2. The Table of Periodic Charges Applicable to All Policies set forth on page 9 of the Prospectus is replaced by the following:

     Periodic Charges Applicable to All Policies

     This table describes other fees and expenses that you will pay periodically during the time that you own the Policy not including the fees and expenses of the Portfolios.

     ------------------  ---------------  -------------------  -----------------


                             When Charge     Current Amount     Maximum Amount
           Charge            is Deducted        Deducted         We Can Deduct
     ------------------  ---------------  -------------------  -----------------
     Cost of Term        On each monthly
     Insurance*          anniversary of
                         the Policy

     Highest and Lowest                   Highest:$11.40 per   Highest: $30.45
     Charge Among All                     $1,000 of term       per $1,000 of
     Possible Insureds                    insurance amount     term insurance
                                                               amount
                                          Lowest:$0.03 per
                                          $1,000 of term       Lowest: $0.09 per
                                          insurance amount     $1,000 of term
                                                               insurance amount

     Charge for male,                     $0.16 per $1,000
     issue age 45,                        of term insurance    $0.40 per $1,000
     Guaranteed Issue                     amount               of term insurance
     underwriting class                                        amount

     ------------------  ---------------  -------------------  -----------------
     Mortality and       On each monthly  Effective annual     Effective annual
     Expense Risk        anniversary of   rate of 0.40%        rate up to .90%
     Charge              the Policy       of the cash
                                          value in the
                                          Separate Account.**

                                          We intend to reduce
                                          this charge after
                                          Policy year 9 to
                                          0.20% and after
                                          Policy year 20 to
                                          0.10%.
     ------------------  ---------------  -------------------  -----------------
     Loan Interest       Annually (or     Annual rate of       Annual rate of
     Spread              on loan          0.25% of the loan    2% of the loan
                         termination,     amount               amount
                         if earlier)
     ------------------  ---------------  -------------------  -----------------

     * The cost of term insurance charge varies based on anticipated variations in our costs or risks associated with the group or individuals in the group that the charge was intended to cover. See "Charges and Deductions--Cost of Term Insurance" for a more detailed discussion of factors affecting this charge. You can obtain more information about the cost of insurance or other charges that would apply by contacting your insurance sales representative. If you would like, we will provide you with an illustration of the impact of these and other charges under the Policy based on various assumptions.

     ** For policies issued on or after August 1, 2000 and prior to February 1, 2004 or in connection with certain employer sponsored plans effective prior to February 1, 2004, the charge is currently at an effective annual rate of 0.48% of the cash value in the Separate Account. For those Policies, we intend to reduce this charge after Policy year 9 to .36% and after Policy year 20 to .30%.

     For policies issued prior to May 1, 1996 or in connection with certain employer sponsored plans effective prior to August 1, 2000, the charge is currently at an effective annual rate of 0.60% of the cash value in the Separate Account. For those Policies, we intend to reduce this charge to .30% for all Policy years after the ninth.